Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Total	Share capital	Net parent investment	Capital reserve	Share-based long-term incentive plan (LTIP)	Legal reserve	Equity valuation adjustments	Profit retention reserve	Retained earnings	Total	Non-controlling interests
Balance at Dec. 31, 2014	R$ 426,563	R$ 42,568	R$ 381,569			R$ 266		R$ 380		R$ 424,783	R$ 1,780
Net income for the period	35,488		27,209						R$ 7,873	35,082	406
Currency translation adjustment	0
Constitution of legal reserve						490			(490)
Distribution of dividends	(174)								(174)	(174)
Profit retention reserve								7,209	(7,209)
Reclassification of net parent investment in connection with separation		399,048	(399,048)
Balance at Dec. 31, 2015	461,877	441,616	9,730			757		7,588		459,691	2,186
Net income for the period	127,779								127,186	127,186	593
Currency translation adjustment	0
Non-controlling acquisition									2,779	2,779	(2,779)
Capital increase	63,264	26,610	36,654							63,264
Payout capitalization		56,351	R$ (46,384)			(267)		4,539	(14,239)
Constitution of legal reserve						5,787			(5,787)
Distribution of interest on own capital	(26,059)								(26,059)	(26,059)
Profit retention reserve								83,881	(83,881)
Balance at Dec. 31, 2016	626,862	524,577				6,277		96,008		626,862
Net income for the period	60,624								60,625	60,625	(1)
Currency translation adjustment	55
Balance at Mar. 31, 2017	687,486	524,577				6,277		96,008	60,625	687,487	(1)
Balance at Dec. 31, 2016	626,862	524,577				6,277		96,008		626,862
Net income for the period	478,794								478,781	478,781	13
Currency translation adjustment	55						R$ 55			55
Non-controlling acquisition	3,483										3,483
Constitution of legal reserve						23,939			(23,939)
Distribution of dividends	(238,803)							(96,008)	(142,795)	(238,803)
Profit retention reserve								312,047	(312,047)
Balance at Dec. 31, 2017	870,391	524,577				30,216	55	312,047		866,895	3,496
Balance at Mar. 31, 2017	687,486	524,577				6,277		96,008	60,625	687,487	(1)
Net income for the period	418,170								418,156	418,156	14
Currency translation adjustment	55						55			55
Non-controlling acquisition	3,483										3,483
Constitution of legal reserve						23,939			(23,939)
Distribution of dividends	(238,803)							(96,008)	(142,795)	(238,803)
Profit retention reserve								312,047	(312,047)
Balance at Dec. 31, 2017	870,391	524,577				30,216	55	312,047		866,895	3,496
Capital restructuring		(524,556)		R$ 866,819		R$ (30,216)		R$ (312,047)
Net income for the period	148,456								148,378	148,378	78
Currency translation adjustment	67
Non-controlling acquisition	12,908						(6,756)			(6,756)	19,664
Issurance of common shares in initial public offering, net of offering costs	3,289,806	4		3,289,802						3,289,806
Shares issued-stock option plan				126,540	R$ (126,540)
Share based long term incentive plan (LTIP)	155,160				155,160					155,160
Balance at Mar. 31, 2018	R$ 4,476,722	R$ 25		R$ 4,283,161	R$ 28,621		R$ (6,701)		R$ 148,378	R$ 4,453,484	R$ 23,238